Filed Pursuant to Rule 497(e)
Securities Act File No. 333-134979
Investment Company Act File No. 811-21908

Invested in meaningful change

THE BLUE FUND GROUP

THE BLUE LARGE CAP FUND

THE BLUE SMALL CAP FUND

Supplement dated July 20, 2007

to the

Statement of Additional Information dated April 30, 2007

Disclosure relating to Proxy Voting Procedures of Blue Investment Management, LLC

Effective July 20, 2007, Appendix 1 to the Statement of Additional Information, the Proxy Voting Policy of the Blue Fund Group, is revised to change the disclosure in the first sentence of section 4 of the Proxy Voting Procedures of Blue Investment Management, LLC to provide that the Trust shall, not later than August 31 of each year, submit a complete record of its proxy voting record to be filed with the Securities and Exchange Commission for the twelve month period ending June 30th of such year on SEC Form N-PX.

BLU-SPSAI 0707